Exploration, evaluation and intangible assets (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	S/ 2,273,048
End balance	2,208,553	S/ 2,273,048
Exploration and Evaluation Assets [Member]
Reconciliation Of Changes In Property, Plant And Equipment [Roll Forward]
Beginning balance	43,028	81,862
Additions	1,384	10,619	[1]
Transfers	4,419	(1,372)
Amortization	1,437	(451)
Assets held for distribution		(47,630)
End balance	S/ 13,416	S/ 43,028

[1]	As of December 31, 2016, the exploration and evaluation assets mainly include S/33,469,000 related to brine project, and S/9,559,000 related to others minor projects. As of December 31, 2015, mainly include S/33,469,000 related to brine project, S/40,521,000 related to phosphates project, and S/7,872,000 related to others minor projects.